Condensed Consolidated Balance Sheets (Q1) (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Customer accounts receivable, allowance for credit losses	$ 2,123	$ 3,005	$ 814